Document and Entity Information	Mar. 24, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001137091
Document Type	8-K/A
Document Period End Date	Mar. 24, 2022
Entity Registrant Name	Power Solutions International, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35944
Entity Tax Identification Number	33-0963637
Entity Address, Address Line One	201 Mittel Drive
Entity Address, City or Town	Wood Dale
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60191
City Area Code	(630)
Local Phone Number	350-9400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On March 30, 2022, Power Solutions International, Inc. (the “Company”) filed with the Securities and Exchange Commission (the “SEC”) its original Current Report on Form 8-K (the “Original Form 8-K”) to report, among other things, the appointment of Matthew Thomas as Interim Chief Financial Officer (“Interim CFO”) of the Company. As contemplated in the Original Form 8-K, this Form 8-K/A amends the Original Form 8-K to summarize the additional compensation that Mr. Thomas will receive with his appointment to this new position that was not determined at the time of the filing of the Original Form 8-K.